Ally Master Owner Trust
Monthly Servicing Report
February 15, 2018

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of January 31, 2018

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$10,436,620,081.41	271,922	$38,380.93	86.51%
Used Auto	$829,683,014.18	42,517	$19,514.15	6.88%
Medium Duty Trucks	$16,526,986.92	397	$41,629.69	0.14%
Less Dealer Reserve	$1,152,832,348.54
Total	$10,129,997,733.97	314,836		93.53%

Ally Bank Retained Receivables
New Auto	$75,862,037.94	2,030	$37,370.46	0.63%
Used Auto	$671,834,569.41	32,310	$20,793.39	5.57%
Medium Duty Trucks	$262,989.00	3	$87,663.00	0.00%
DPP	$32,071,052.81	1,003	$31,975.13	0.27%
Other	$578,416.50	5	$115,683.30	0.00%
Total	$780,609,065.66	35,351		6.47%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$10,910,606,799.63	350,187		100.00%
Dealer Reserve	$1,152,832,348.54
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$12,063,439,148.17	350,187		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$9,640,525,968.01	1,259	79.92%
Limited	Eligible	$1,624,375,274.52	201	13.47%
Programmed	Eligible	$17,928,839.98	14	0.15%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$633,376,321.12	N/A	5.25%
Limited	Ineligible	$114,483,753.22	N/A	0.95%
Programmed	Ineligible	$32,748,991.32	N/A	0.27%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,063,439,148.17	1,474	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$8,816,507,330.89	259,561	73.08%
121-180 Days		$1,559,082,343.03	43,699	12.92%
181-270 Days		$816,926,509.27	22,352	6.77%
Over 270 Days		$870,922,964.98	24,575	7.22%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,063,439,148.17	350,187	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,881	24,043,554	80.20%
L…………………………………....	916	5,747,037	19.17%
P……………………………………	69	188,355	0.63%
N …………………………………..	—	—	—%
Total ……………………………….	4,866	29,978,946	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,891	26,079,919	80.73%
L…………………………………....	917	6,059,983	18.76%
P……………………………………	67	167,087	0.52%
N …………………………………..	—	—	—%
Total ……………………………….	4,875	32,306,989	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,956	25,647,693	80.89%
L…………………………………....	868	5,892,215	18.58%
P……………………………………	71	166,687	0.53%
N …………………………………..	—	—	—%
Total ……………………………….	4,895	31,706,594	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.